Fair Value Measurements (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Opening balance as of beginning of year	$ (97)	$ (41)
Issuance	(100)		(38)
Classification of warrants from equity to liability		(3,267)
Exercise of anti-dilution derivatives	2,024
Loss from changes in fair value of financial instruments	(3,230)	(56)	(3)
Classification of warrants from liability to equity
Closing balance as of end of year	(68)	(97)	$ (41)
Warrants [Member]
Statement Line Items [Line Items]
Opening balance as of beginning of year
Classification of warrants from equity to liability	(1,804)
Loss from changes in fair value of financial instruments	(1,335)
Classification of warrants from liability to equity	3,139
Closing balance as of end of year